SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES - Useful Iife of intangible assets (Details)	12 Months Ended
Dec. 31, 2022
Indefinite Life C of A [Member]
Disclosure of detailed information about intangible assets [line items]
Description of useful life, intangible assets other than goodwill	Indefinite
Customer Lists and Municipal Contracts [Member] | Bottom of range
Disclosure of detailed information about intangible assets [line items]
Useful life measured as period of time, intangible assets other than goodwill	5 years
Customer Lists and Municipal Contracts [Member] | Top of range
Disclosure of detailed information about intangible assets [line items]
Useful life measured as period of time, intangible assets other than goodwill	10 years
Trade Name, Definite Life C of A and Other Assets [Member] | Bottom of range
Disclosure of detailed information about intangible assets [line items]
Useful life measured as period of time, intangible assets other than goodwill	1 year
Trade Name, Definite Life C of A and Other Assets [Member] | Top of range
Disclosure of detailed information about intangible assets [line items]
Useful life measured as period of time, intangible assets other than goodwill	15 years
Non-Compete Agreements [Member]
Disclosure of detailed information about intangible assets [line items]
Useful life measured as period of time, intangible assets other than goodwill	5 years